Leases	12 Months Ended
Jan. 01, 2012
Leases [Abstract]
Leases
Leases
The Company utilizes land and buildings in its operations under various lease agreements. The Company does not consider any one of these individual leases material to the Company's operations. Initial lease terms are generally for twenty years and, in many cases, provide for renewal options and in most cases rent escalations. Certain leases require contingent rent, determined as a percentage of sales as defined by the terms of the applicable lease agreement. For most locations, the Company is obligated for occupancy related costs including payment of property taxes, insurance and utilities.
In the years ended January 1, 2012, January 2, 2011 and January 3, 2010, the Company sold two, three and four restaurant properties, respectively, in sale-leaseback transactions for net proceeds of $2,818, $3,413 and $4,306, respectively. These leases have been classified as operating leases and generally contain a twenty-year initial term plus renewal options.
Deferred gains from sale-leaseback transactions of Burger King restaurant properties of $133, $493 and $1,904 were recognized during the years ended January 1, 2012, January 2, 2011 and January 3, 2010, respectively, and are being amortized over the term of the related leases. The amortization of deferred gains on sale-leaseback transactions of Burger King restaurant properties was $1,987, $1,825 and $1,702 for the years ended January 1, 2012, January 2, 2011 and January 3, 2010, respectively.
Minimum rent commitments under capital and non-cancelable operating leases at January 1, 2012 were as follows:

Fiscal year ending:	Capital	Operating
December 30, 2012	$149	$50,412
December 29, 2013	151	49,399
December 28, 2014	145	47,117
January 3, 2016	134	45,063
January 1, 2017	129	43,777
Thereafter	1,311	307,345
Total minimum lease payments	2,019	$543,113
Less amount representing interest	(875)
Total obligations under capital leases	1,144
Less current portion	(53)
Long-term obligations under capital leases	$1,091

Total rent expense on operating leases, including percentage rent on both operating and capital leases, was as follows:

	Year ended
	January 1, 2012	January 2, 2011	January 3, 2010
Minimum rent on real property	$20,765	$21,263	$21,090
Additional rent based on percentage of sales	1,900	1,906	2,891
Restaurant rent expense	22,665	23,169	23,981
Administrative and equipment rent	114	169	275
	$22,779	$23,338	$24,256